NOTES PAYABLE (Narrative) (Details) (USD $)	12 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2011 Notes date September 15 and October 15, 2009 [Member]	Oct. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Jan. 25, 2011 Note dated January 25, 2011 [Member]	Dec. 31, 2012 Note dated January 25, 2011 [Member]	Dec. 31, 2011 Note dated January 25, 2011 [Member]	Jan. 31, 2013 Note dated March 30, 2011 [Member]	Dec. 31, 2012 Note dated March 30, 2011 [Member]	Dec. 31, 2011 Note dated March 30, 2011 [Member]	Mar. 30, 2011 Note dated March 30, 2011 [Member]	Apr. 13, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Mar. 22, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2011 Notes dated March 22, 2012 and April 13, 2012 [Member]	Dec. 14, 2011 Note dated March 31, 2011 [Member]	Dec. 31, 2011 Note dated March 31, 2011 [Member]	Dec. 31, 2012 Note dated March 31, 2011 [Member]	Mar. 31, 2011 Note dated March 31, 2011 [Member]	Dec. 31, 2011 Note dated March 31, 2011 [Member] Amdendment [Member] First, Principal Payment [Member]	Dec. 31, 2012 Note dated March 31, 2011 [Member] Amdendment [Member] Second, Principal Payment [Member]	Dec. 31, 2011 Note dated March 31, 2011 [Member] Amdendment [Member] Second, Principal Payment [Member]	Jan. 31, 2013 New Note [Member]	Feb. 06, 2013 New Note [Member]
Debt Instrument [Line Items]
Notes payable	$ 617,000	$ 602,000		$ 25,000	$ 10,000	$ 15,000	$ 140,000	$ 140,000	$ 140,000		$ 350,000	$ 350,000	$ 350,000	$ 25,000	$ 50,000	$ 25,000			$ 87,000	$ 77,000	$ 237,000				$ 175,000
Notes payable interest rate					10.00%	10.00%	12.00%						4.00%	15.00%		15.00%					9.00%				5.00%
Note maturity date							Jul. 01, 2013							Oct. 01, 2012								May 01, 2012		Jan. 01, 2013	Jul. 01, 2014	Aug. 01, 2013
Payments on borrowings	41,000	443,276								175,000									50,000				10,000			339,250
Repayment of notes payable with convertible notes																			100,000
Convertible notes issued in exchange for portion of Convertible Notes																		115,000
Debt instrument maturity value																						50,000		37,000
Minimum financing required prior to maturity																									$ 1,500,000